Fair value measurement	12 Months Ended
Dec. 31, 2022
Fair Value Disclosures [Abstract]
Fair value measurement	Fair value measurementFair value is defined as the price that would be received to sell an asset, or paid to transfer a liability, in an orderly transaction between market participants at the measurement date. A three-level hierarchy for fair value measurements is utilized based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. BNY Mellon’s own creditworthiness is considered when valuing liabilities.
Fair value focuses on exit price in an orderly transaction (that is, not a forced liquidation or distressed sale) between market participants at the measurement date under current market conditions. If there has been a significant decrease in the volume and level of activity for the asset or liability, a change in valuation technique or the use of multiple valuation techniques may be appropriate. In such instances, determining the price at which willing market participants would transact at the measurement date under current market conditions depends on the facts and circumstances and requires the use of significant judgment. The objective is to determine from weighted indicators of fair value a reasonable point within the range that is most representative of fair value under current market conditions.

Determination of fair value

We have established processes for determining fair values. Fair value is based upon quoted market prices in active markets, where available. For financial instruments where quotes from recent exchange transactions are not available, we determine fair value based on discounted cash flow analysis, comparison to similar instruments and the use of financial models. Discounted cash flow analysis is dependent upon estimated future cash flows and the level of interest rates. Model-based pricing uses inputs of observable prices, where available, for interest rates, foreign exchange rates, option volatilities and other factors. Models are benchmarked and validated by an independent internal risk management function. Our valuation process takes into consideration factors such as counterparty credit quality, liquidity, concentration concerns and observability of model parameters. Valuation adjustments may be made to record financial instruments at fair value.

Most derivative contracts are valued using models which are calibrated to observable market data and employ standard market pricing theory for their valuations. Valuation models incorporate counterparty credit risk by discounting each trade’s expected exposures to the counterparty using the counterparty’s credit spreads, as implied by the credit default swap market. We also adjust expected liabilities to the counterparty using BNY Mellon’s own credit spreads, as implied by the credit default swap market. Accordingly, the valuation of our derivative positions is sensitive to the current changes in our own credit spreads, as well as those of our counterparties.
In certain cases, recent prices may not be observable for instruments that trade in inactive or less active markets. Upon evaluating the uncertainty in valuing financial instruments subject to liquidity issues, we make an adjustment to their value. The determination of the liquidity adjustment includes the availability of external quotes, the time since the latest available quote and the price volatility of the instrument.

Certain parameters in some financial models are not directly observable and, therefore, are based on management’s estimates and judgments. These financial instruments are normally traded less actively. We apply valuation adjustments to mitigate the possibility of error and revision in the model-based estimate value. Examples include products where parameters such as correlation and recovery rates are unobservable.

The methods described above for instruments that trade in inactive or less active markets may produce a current fair value calculation that may not be indicative of net realizable value or reflective of future fair values. We believe our methods of determining fair value are appropriate and consistent with other market participants. However, the use of different methodologies or different assumptions to value certain financial instruments could result in a different estimate of fair value.

Valuation hierarchy

A three-level valuation hierarchy is used for disclosure of fair value measurements based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are described below.

Level 1: Inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets. Level 1 assets and liabilities include certain debt and equity securities, derivative financial instruments actively traded on exchanges and highly liquid government bonds.

Level 2: Observable inputs other than Level 1 prices, for example, quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs that are observable or can be corroborated, either directly or indirectly, for substantially the full term of the financial instrument. Level 2 assets and liabilities include debt instruments that are traded less frequently than exchange-traded securities and derivative financial instruments whose model inputs are observable in the market or can be corroborated by market-observable data.

Level 3: Inputs to the valuation methodology are unobservable and significant to the fair value measurement.

A financial instrument’s categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

Valuation methodology

Following is a description of the valuation methodologies used for instruments measured at fair value, as well as the general classification of such instruments pursuant to the valuation hierarchy.

Securities

We determine fair value primarily based on pricing sources with reasonable levels of price transparency. Where quoted prices are available in an active market, we classify the securities within Level 1 of the valuation hierarchy. Securities include both long and short positions. Level 1 securities include U.S. Treasury and certain sovereign debt securities that are actively traded in highly liquid OTC markets, money market funds and exchange-traded equities.

If quoted market prices are not available, fair values are primarily determined using pricing models using observable trade data, market data, quoted prices of securities with similar characteristics or discounted cash flows. Examples of such instruments, which would generally be classified within Level 2 of the valuation hierarchy, include RMBS, MBS, certain sovereign debt, foreign covered bonds and CLOs.

Specifically, the pricing sources obtain recent transactions for similar types of securities (e.g., vintage, position in the securitization structure) and ascertain variables such as discount rate and speed of prepayment for the types of transaction and apply such variables to similar types of bonds. We view these as observable transactions in the current marketplace and classify such securities as Level 2. Pricing sources discontinue pricing any specific security whenever they determine there is insufficient observable data to provide a good-faith opinion on price.
At Dec. 31, 2022, approximately 99% of our securities were valued by pricing sources with reasonable levels of price transparency. The remaining securities were generally valued using observable inputs. Additional disclosures of securities are provided in Note 4.

In certain cases where there is limited activity or less transparency around inputs to the valuation, we classify those securities in Level 3 of the valuation hierarchy. As of Dec. 31, 2022, we have no instruments included in Level 3 of the valuation hierarchy.

Derivative financial instruments

We classify exchange-traded derivative financial instruments valued using quoted prices in Level 1 of the valuation hierarchy. Examples include exchange-traded equity and foreign exchange options. Since few other classes of derivative contracts are listed on an exchange, most of our derivative positions are valued using models that use as their basis readily observable market parameters, and we classify them in Level 2 of the valuation hierarchy. Such derivative financial instruments include swaps and options, foreign exchange spot and forward contracts and credit default swaps.

Derivatives valued using models with significant unobservable market parameters in markets that lack two-way flow are classified in Level 3 of the valuation hierarchy. Examples may include long-dated swaps and options, where parameters may be unobservable for longer maturities; and certain highly structured products, where correlation risk is unobservable. As of Dec. 31, 2022, we have no Level 3 derivatives. Additional disclosures of derivative instruments are provided in Note 23.
Seed capital

In our Investment and Wealth Management business segment, we make seed capital investments in certain funds we manage. Seed capital is generally included in other assets on the consolidated balance sheet. When applicable, we value seed capital based on the published NAV of the fund.

For other types of investments in funds, we consider all of the rights and obligations inherent in our ownership interest, including the reported NAV as well as other factors that affect the fair value of our interest in the fund.

Other assets measured at NAV

We hold private equity investments, primarily SBICs, which are compliant with the Volcker Rule. There are no readily available market quotations for these investment partnerships. The fair value of the SBICs is based on our ownership percentage of the fair value of the underlying investments as provided by the partnership managers. These investments are typically valued on a quarterly basis. Our SBIC private equity investments are valued at NAV as a practical expedient for fair value.

The following tables present the financial instruments carried at fair value at Dec. 31, 2022 and Dec. 31, 2021, by caption on the consolidated balance sheet and by the three-level valuation hierarchy. We have included credit ratings information in certain of the tables because the information indicates the degree of credit risk to which we are exposed, and significant changes in ratings classifications could result in increased risk for us.

Assets measured at fair value on a recurring basis at Dec. 31, 2022					Total carrying value
(dollars in millions)	Level 1	Level 2	Level 3	Netting (a)
Available-for-sale securities:
U.S. Treasury	$29,533	$—	$—	$—	$29,533
Sovereign debt/sovereign guaranteed	4,237	6,127	—	—	10,364
Agency RMBS	—	8,957	—	—	8,957
Agency commercial MBS	—	8,060	—	—	8,060
Supranational	—	7,734	—	—	7,734
Foreign covered bonds	—	5,758	—	—	5,758
CLOs	—	5,343	—	—	5,343
Non-agency commercial MBS	—	2,977	—	—	2,977
U.S. government agencies	—	2,294	—	—	2,294
Foreign government agencies	—	2,241	—	—	2,241
Non-agency RMBS	—	2,029	—	—	2,029
Other ABS	—	1,319	—	—	1,319
State and political subdivisions	—	12	—	—	12
Other debt securities	—	1	—	—	1
Total available-for-sale securities	33,770	52,852	—	—	86,622
Trading assets:
Debt instruments	1,590	1,901	—	—	3,491
Equity instruments	3,791	—	—	—	3,791
Derivative assets not designated as hedging:
Interest rate	10	1,287	—	(986)	311
Foreign exchange	—	9,433	—	(7,215)	2,218
Equity and other contracts	4	98	—	(5)	97
Total derivative assets not designated as hedging	14	10,818	—	(8,206)	2,626
Total trading assets	5,395	12,719	—	(8,206)	9,908
Other assets:
Derivative assets designated as hedging:
Interest rate	—	205	—	—	205
Foreign exchange	—	114	—	—	114
Total derivative assets designated as hedging	—	319	—	—	319
Other assets (b)	294	220	—	—	514
Total other assets	294	539	—	—	833
Assets measured at NAV (b)					138
Total assets	$39,459	$66,110	$—	$(8,206)	$97,501
Percentage of total assets prior to netting	37%	63%	—%

Liabilities measured at fair value on a recurring basis at Dec. 31, 2022					Total carrying value
(dollars in millions)	Level 1	Level 2	Level 3	Netting (a)
Trading liabilities:
Debt instruments	$2,373	$101	$—	$—	$2,474
Equity instruments	97	—	—	—	97
Derivative liabilities not designated as hedging:
Interest rate	6	1,578	—	(798)	786
Foreign exchange	—	9,456	—	(7,444)	2,012
Equity and other contracts	—	17	—	(1)	16
Total derivative liabilities not designated as hedging	6	11,051	—	(8,243)	2,814
Total trading liabilities	2,476	11,152	—	(8,243)	5,385
Other liabilities
Derivative liabilities designated as hedging:
Interest rate	—	—	—	—	—
Foreign exchange	—	220	—	—	220
Total derivative liabilities designated as hedging	—	220	—	—	220
Other liabilities	—	1	—	—	1
Total other liabilities	—	221	—	—	221
Total liabilities	$2,476	$11,373	$—	$(8,243)	$5,606
Percentage of total liabilities prior to netting	18%	82%	—%
(a)    ASC 815, Derivatives and Hedging, permits the netting of derivative receivables and derivative payables under legally enforceable master netting agreements and permits the netting of cash collateral. Netting is applicable to derivatives not designated as hedging instruments included in trading assets or trading liabilities and derivatives designated as hedging instruments included in other assets or other liabilities. Netting is allocated to the derivative products based on the net fair value of each product.
(b)    Includes seed capital, private equity investments and other assets.

Assets and liabilities measured at fair value on a recurring basis at Dec. 31, 2021					Total carrying value
(dollars in millions)	Level 1	Level 2	Level 3	Netting (a)
Assets:
Available-for-sale securities:
U.S. Treasury	$29,409	$—	$—	$—	$29,409
Agency RMBS	—	14,530	—	—	14,530
Sovereign debt/sovereign guaranteed	6,017	7,362	—	—	13,379
Agency commercial MBS	—	8,405	—	—	8,405
Supranational	—	7,573	—	—	7,573
Foreign covered bonds	—	6,238	—	—	6,238
CLOs	—	4,439	—	—	4,439
Non-agency commercial MBS	—	3,125	—	—	3,125
Non-agency RMBS	—	2,748	—	—	2,748
Foreign government agencies	—	2,686	—	—	2,686
U.S. government agencies	—	2,536	—	—	2,536
State and political subdivisions	—	2,514	—	—	2,514
Other ABS	—	2,190	—	—	2,190
Corporate bonds	—	2,066	—	—	2,066
Other debt securities	—	1	—	—	1
Total available-for-sale securities	35,426	66,413	—	—	101,839
Trading assets:
Debt instruments	1,447	2,750	—	—	4,197
Equity instruments	9,766	—	—	—	9,766
Derivative assets not designated as hedging:
Interest rate	6	3,253	—	(1,424)	1,835
Foreign exchange	—	6,279	—	(5,501)	778
Equity and other contracts	—	49	—	(48)	1
Total derivative assets not designated as hedging	6	9,581	—	(6,973)	2,614
Total trading assets	11,219	12,331	—	(6,973)	16,577
Other assets:
Derivative assets designated as hedging:
Foreign exchange	—	206	—	—	206
Total derivative assets designated as hedging	—	206	—	—	206
Other assets (b)	438	325	—	—	763
Total other assets	438	531	—	—	969
Assets measured at NAV (b)					218
Total assets	$47,083	$79,275	$—	$(6,973)	$119,603
Percentage of total assets prior to netting	37%	63%	—%

Liabilities:
Trading liabilities:
Debt instruments	$2,452	$46	$—	$—	$2,498
Equity instruments	40	—	—	—	40
Derivative liabilities not designated as hedging:
Interest rate	1	2,834	—	(2,028)	807
Foreign exchange	—	6,215	—	(4,111)	2,104
Equity and other contracts	5	211	—	(196)	20
Total derivative liabilities not designated as hedging	6	9,260	—	(6,335)	2,931
Total trading liabilities	2,498	9,306	—	(6,335)	5,469
Other liabilities:
Derivative liabilities designated as hedging:
Interest rate	—	453	—	—	453
Foreign exchange	—	40	—	—	40
Total derivative liabilities designated as hedging	—	493	—	—	493
Other liabilities	1	2	—	—	3
Total other liabilities	1	495	—	—	496
Total liabilities	$2,499	$9,801	$—	$(6,335)	$5,965
Percentage of total liabilities prior to netting	20%	80%	—%
(a)    ASC 815, Derivatives and Hedging, permits the netting of derivative receivables and derivative payables under legally enforceable master netting agreements and permits the netting of cash collateral. Netting is applicable to derivatives not designated as hedging instruments included in trading assets or trading liabilities and derivatives designated as hedging instruments included in other assets or other liabilities. Netting is allocated to the derivative products based on the net fair value of each product.
(b)    Includes seed capital, private equity investments and other assets.

Details of certain available-for-sale securities measured at fair value on a recurring basis	Dec. 31, 2022						Dec. 31, 2021
	Total carrying value (b)	Ratings (a)					Total carrying value (b)	Ratings (a)
		AAA/ AA-	A+/ A-	BBB+/ BBB-	BB+ and lower	Not rated		AAA/ AA-	A+/ A-	BBB+/ BBB-	BB+ and lower	Not rated
(dollars in millions)
Non-agency RMBS, originated in:
2008-2022	$1,728	100%	—%	—%	—%	—%	$2,190	100%	—%	—%	—%	—%
2007	54	—	6	—	40	54	114	—	4	—	39	57
2006	88	—	35	—	40	25	181	—	24	—	33	43
2005	89	7	—	1	40	52	167	3	5	1	37	54
2004 and earlier	70	12	9	3	60	16	96	16	10	5	57	12
Total non-agency RMBS	$2,029	86%	2%	—%	7%	5%	$2,748	81%	2%	—%	8%	9%
Non-agency commercial MBS originated in:
2009-2022	$2,977	100%	—%	—%	—%	—%	$3,125	100%	—%	—%	—%	—%
Foreign covered bonds:
Canada	$2,384	100%	—%	—%	—%	—%	$2,332	100%	—%	—%	—%	—%
UK	1,215	100	—	—	—	—	1,141	100	—	—	—	—
Australia	696	100	—	—	—	—	762	100	—	—	—	—
Germany	542	100	—	—	—	—	638	100	—	—	—	—
Norway	377	100	—	—	—	—	457	100	—	—	—	—
Other	544	100	—	—	—	—	908	100	—	—	—	—
Total foreign covered bonds	$5,758	100%	—%	—%	—%	—%	$6,238	100%	—%	—%	—%	—%
Sovereign debt/sovereign guaranteed:
Germany	$3,103	100%	—%	—%	—%	—%	$3,585	100%	—%	—%	—%	—%
UK	2,225	100	—	—	—	—	1,969	100	—	—	—	—
France	1,665	100	—	—	—	—	1,921	100	—	—	—	—
Singapore	797	100	—	—	—	—	1,018	100	—	—	—	—
Canada	702	100	—	—	—	—	630	100	—	—	—	—
Japan	475	—	100	—	—	—	363	—	100	—	—	—
Italy	390	—	—	100	—	—	1,382	—	—	100	—	—
Hong Kong	273	100	—	—	—	—	531	100	—	—	—	—
Spain	214	—	40	60	—	—	782	—	8	92	—	—
Other (c)	520	70	6	—	24	—	1,198	71	19	—	10	—
Total sovereign debt/sovereign guaranteed	$10,364	88%	6%	5%	1%	—%	$13,379	78%	5%	16%	1%	—%
Foreign government agencies:
Canada	$652	83%	17%	—%	—%	—%	$566	78%	22%	—%	—%	—%
Norway	427	100	—	—	—	—	269	100	—	—	—	—
Netherlands	363	100	—	—	—	—	765	100	—	—	—	—
Sweden	260	100	—	—	—	—	252	100	—	—	—	—
France	240	100	—	—	—	—	301	100	—	—	—	—
Other	299	100	—	—	—	—	533	82	18	—	—	—
Total foreign government agencies	$2,241	95%	5%	—%	—%	—%	$2,686	92%	8%	—%	—%	—%
(a)    Represents ratings by S&P or the equivalent.
(b)    At Dec. 31, 2022 and Dec. 31, 2021, sovereign debt/sovereign guaranteed securities were included in Level 1 and Level 2 in the valuation hierarchy. All other assets in the table are Level 2 assets in the valuation hierarchy.
(c)    Includes non-investment grade sovereign debt/sovereign guaranteed securities related to Brazil of $123 million at Dec. 31, 2022 and $119 million at Dec. 31, 2021.
Assets and liabilities measured at fair value on a nonrecurring basis

Under certain circumstances, we make adjustments to the fair value of our assets, liabilities and unfunded lending-related commitments, although they are not measured at fair value on an ongoing basis. The following table presents the carrying value as of Dec. 31, 2022 and Dec. 31, 2021 of financial instruments for which nonrecurring adjustments to fair value have been recorded during 2022 and/or 2021 and all non-readily marketable equity securities carried at cost with upward or downward adjustments by balance sheet caption and level in the fair value hierarchy.

Assets measured at fair value on a nonrecurring basis	Dec. 31, 2022				Dec. 31, 2021
				Total carrying value				Total carrying value
(in millions)	Level 1	Level 2	Level 3		Level 1	Level 2	Level 3
Loans (a)	$—	$33	$—	$33	$—	$42	$—	$42
Other assets (b)	—	448	—	448	—	265	—	265
Total assets at fair value on a nonrecurring basis	$—	$481	$—	$481	$—	$307	$—	$307
(a)    The fair value of these loans was unchanged in 2022 and decreased less than $1 million in 2021, based on the fair value of the underlying collateral, as required by guidance in ASC 326, Financial Instruments – Credit Losses, with an offset to the allowance for credit losses.
(b)    Includes non-readily marketable equity securities carried at cost with upward or downward adjustments and other assets received in satisfaction of debt.
Estimated fair value of financial instruments

The following tables present the estimated fair value and the carrying amount of financial instruments not carried at fair value on the consolidated balance sheet at Dec. 31, 2022 and Dec. 31, 2021, by caption on the consolidated balance sheet and by the valuation hierarchy.

Summary of financial instruments	Dec. 31, 2022
(in millions)	Level 1	Level 2	Level 3	Total estimated fair value	Carrying amount
Assets:
Interest-bearing deposits with the Federal Reserve and other central banks	$—	$91,655	$—	$91,655	$91,655
Interest-bearing deposits with banks	—	17,167	—	17,167	17,169
Federal funds sold and securities purchased under resale agreements	—	24,298	—	24,298	24,298
Securities held-to-maturity	10,948	39,044	—	49,992	56,194
Loans (a)	—	64,668	—	64,668	65,230
Other financial assets	5,030	1,817	—	6,847	6,847
Total	$15,978	$238,649	$—	$254,627	$261,393
Liabilities:
Noninterest-bearing deposits	$—	$78,017	$—	$78,017	$78,017
Interest-bearing deposits	—	196,258	—	196,258	200,953
Federal funds purchased and securities sold under repurchase agreements	—	12,335	—	12,335	12,335
Payables to customers and broker-dealers	—	23,435	—	23,435	23,435
Borrowings	—	911	—	911	911
Long-term debt	—	28,977	—	28,977	30,458
Total	$—	$339,933	$—	$339,933	$346,109
(a)    Does not include the leasing portfolio.

Summary of financial instruments	Dec. 31, 2021
(in millions)	Level 1	Level 2	Level 3	Total estimated fair value	Carrying amount
Assets:
Interest-bearing deposits with the Federal Reserve and other central banks	$—	$102,467	$—	$102,467	$102,467
Interest-bearing deposits with banks	—	16,636	—	16,636	16,630
Federal funds sold and securities purchased under resale agreements	—	29,607	—	29,607	29,607
Securities held-to-maturity	12,488	44,287	—	56,775	56,866
Loans (a)	—	67,026	—	67,026	66,860
Other financial assets	6,061	1,239	—	7,300	7,300
Total	$18,549	$261,262	$—	$279,811	$279,730
Liabilities:
Noninterest-bearing deposits	$—	$93,695	$—	$93,695	$93,695
Interest-bearing deposits	—	224,665	—	224,665	225,999
Federal funds purchased and securities sold under repurchase agreements	—	11,566	—	11,566	11,566
Payables to customers and broker-dealers	—	25,150	—	25,150	25,150
Borrowings	—	956	—	956	956
Long-term debt	—	26,701	—	26,701	25,931
Total	$—	$382,733	$—	$382,733	$383,297
(a)    Does not include the leasing portfolio.